Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Disaggregation Revenue

Disaggregation of revenue is as follows:

	For the years ended March 31,
	2024	2023	2022
	USD	USD	USD
Sector
Public	11,488,228	6,307,454	2,029,667
Private	16,084,464	15,560,766	12,354,313
	27,572,692	21,868,220	14,383,980